Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 425,000.00
Previously Paid Amount	0.00
Total Fee Amount	36.98
Total Offset Amount	0.00
Net Fee	$ 36.98
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A